ACM INSTITUTIONAL RESERVES

ANNUAL REPORT
APRIL 30, 1997



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                     ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD        VALUE
--------------------------------------------------------------------------
           COMMERCIAL PAPER-59.3%
           ALLIANZ OF AMERICA FINANCE CORP.
$  5,949   7/01/97 (a)                                5.50%   $ 5,893,559
  10,000   8/18/97 (a)                                5.72      9,826,811
           BANCA CRT FINANCIAL CORP.
   3,400   5/01/97                                    5.50      3,400,000
   9,060   5/14/97                                    5.55      9,041,842
   7,500   5/05/97                                    5.58      7,495,350
           BANCO NACIONAL DE COMMON
  10,000   9/17/97                                    5.55      9,785,708
           BHF FINANCE DELAWARE, INC.
   5,000   6/30/97                                    5.60      4,953,333
           BIL NORTH AMERICA, INC.
  18,500   5/16/97                                    5.52     18,457,450
           CAISSE CENTRALE JARDINS DU QUEBEC
  20,000   7/16/97                                    5.39     19,772,422
           CAISSE D' AMORTISSEMENT
   5,550   10/03/97                                   5.38      5,421,440
   1,300   5/07/97                                    5.50      1,298,808
           CHIAO TUNG BANK CO., LTD.
   5,000   8/26/97                                    5.33      4,913,388
  20,000   7/23/97                                    5.45     19,748,694
           COMMONWEALTH BANK OF AUSTRALIA
  16,500   10/03/97                                   5.72     16,093,642
           COPLEY FINANCING CORP.
  13,016   5/12/97 (a)                                5.54     12,993,967
   3,000   5/21/97 (a)                                5.54      2,990,767
   6,207   5/21/97 (a)                                5.55      6,187,862
           CREGEM NORTH AMERICA, INC.
  10,000   6/18/97                                    5.33      9,928,933
           CS FIRST BOSTON, INC.
   5,000   8/19/97                                    5.40      4,917,500
   5,000   7/01/97                                    5.62      4,952,386
   5,000   10/08/97                                   5.70      4,873,333
   5,000   10/08/97                                   5.73      4,872,667
           EKSPORTFINANS
   5,000   6/18/97                                    5.35      4,964,333
   5,820   6/04/97                                    5.60      5,789,219
  19,685   6/18/97                                    5.60     19,538,019
   6,215   6/26/97                                    5.60      6,160,861
           EMBARCADERO CENTER VENTURE (FOUR)
   5,600   5/19/97                                    5.63      5,584,236
  13,000   6/04/97                                    5.72     12,929,771
           EMBARCADERO CENTER VENTURE (TWO-A)
   6,250   5/19/97                                    5.67      6,232,281
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   7/28/97                                    5.63      9,862,378
           GLENCORE FINANCE LTD.
   5,000   8/25/97                                    5.43      4,912,517
   5,000   8/26/97                                    5.43      4,911,763
           GOVERNMENT DEVELOPMENT BANK OF
           PUERTO RICO
   6,500   5/12/97                                    5.35      6,489,374
  10,000   6/13/97                                    5.58      9,933,350
   3,200   6/16/97                                    5.60      3,177,102
           IMI FUNDING CORP. (USA)
   3,080   8/05/97                                    5.35      3,036,059
   3,260   7/23/97                                    5.37      3,219,639
  13,430   7/15/97                                    5.44     13,277,793
           INDUSTRIAL BANK OF KOREA
   5,000   6/04/97                                    5.44      4,974,311
   5,000   6/18/97                                    5.50      4,963,333
   5,000   6/23/97                                    5.62      4,958,631
  15,000   7/02/97                                    5.68     14,853,267
           INTERNATIONAL NEDERLAND BANK
  30,000   6/03/97                                    5.57     29,846,963
           KOREAN DEVELOPMENT BANK
  10,000   5/12/97                                    5.34      9,983,683
           KREDIETBANK NORTH
           AMERICA FINANCE CORP.
  25,000   6/02/97                                    5.38     24,880,445
           MITSUBISHI MOTORS CREDIT
   3,000   5/23/97                                    5.58      2,989,770
           MORGAN STANLEY GROUP, INC.
  15,000   5/21/97                                    5.36     14,955,333
  10,000   5/21/97                                    5.52      9,969,333
           NESTLE CAPITAL CORP.
   5,000   5/05/97                                    5.50      4,996,944


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD          VALUE
--------------------------------------------------------------------------
           PACCAR FINANCIAL CORPORATION
$  6,380   5/05/97                                    5.50%  $  6,376,101
           PHH CORP.
   4,057   5/01/97                                    5.53      4,057,000
   6,000   5/05/97                                    5.53      5,996,313
           PROVINCE OF QUEBEC
   6,900   6/30/97                                    5.60      6,835,600
           SOCIETE GENERALE N.A., INC.
   2,500   7/14/97                                    5.32      2,472,661
           UNI FUNDING, INC.
   5,000   5/05/97                                    5.33      4,997,039
  10,000   6/30/97                                    5.62      9,906,333
           VATTENFALL TREASURY, INC.
  14,000   5/21/97                                    5.36     13,958,311
           VENANTIUS
  10,000   7/24/97                                    5.40      9,874,000
  15,000   5/07/97                                    5.50     14,986,250
           Total Commercial Paper
           (amortized cost $514,670,178)                      514,670,178

           CERTIFICATES OF DEPOSIT-21.6%
           BANK OF TOKYO
  10,000   5.54%, 6/11/97                             5.50     10,000,353
   5,000   5.59%, 5/05/97                             5.59      5,000,000
   5,000   5.80%, 7/08/97                             5.80      5,000,000
  22,000   5.84%, 7/18/97                             5.84     22,000,000
           CANADIAN IMPERIAL BANK
  10,000   5.60%, 6/18/97                             5.60     10,000,000
           CARIPLO
   5,000   5.75%, 7/17/97                             5.74      5,000,106
           DAI ICHI KANGYO BANK LTD.
  15,000   5.53%, 5/14/97                             5.53     14,999,914
           HESSISCHE LANDESBANK
   5,000   6.13%, 4/07/98                             6.25      4,994,655
           KOREAN DEVELOPMENT BANK
  30,000   5.78%, 6/11/97                             5.76     30,000,677
           NORINCHUKIN BANK
  20,000   5.60%, 5/07/97                             5.59     20,000,033
  10,000   5.75%, 6/09/97                             5.74     10,000,107
           SANWA BANK
  13,000   5.52%, 5/07/97                             5.52     13,000,000
  27,000   5.70%, 5/27/97                             5.70     27,000,000
           SUMITOMO BANK
  10,000   5.57%, 5/14/97                             5.57     10,000,000
           Total Certificates of Deposit
           (amortized cost $186,995,845)                      186,995,845

           CORPORATE OBLIGATIONS-10.4%
           ABBEY NATIONAL TREASURY SERVICES
   6,000   5.56%, 5/16/97 FRN                         5.62      5,999,853
           BETA FINANCE, INC.
   5,000   5.92%, 6/06/97 (a)                         6.00      4,999,619
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   5.74%, 6/27/97 FRN                         5.71     10,000,768
   5,000   5.75%, 1/05/98 FRN                         5.75      5,000,000
           MERRILL LYNCH & CO.
   5,000   5.57%, 12/24/97 FRN                        5.59      4,999,370
   7,000   5.60%, 1/22/98 FRN                         5.63      6,998,765
   5,000   5.66%, 3/16/98                             5.73      4,999,584
   7,000   5.78%, 1/29/98 FRN                         5.80      6,998,973
           SALTS II CAYMAN ISLANDS CORP.
   5,000   5.61%, 6/19/97 (a)                         5.61      5,000,000
           SALTS III CAYMAN ISLANDS CORP.
  35,000   5.79%, 7/23/97 (a)                         5.79     35,000,000
           Total Corporate Obligations
           (amortized cost $89,996,932)                        89,996,932

           BANK OBLIGATIONS-3.6%
           FCC NATIONAL BANK
  10,000   5.63%, 6/04/97                             5.63     10,000,000
           FIRST CHICAGO CORP.
   5,000   6.25%, 7/15/97                             5.73      5,004,327
           JP MORGAN & CO.
  10,000   5.75%, 8/15/97 FRN                         5.80      9,998,604
           KOREAN DEVELOPMENT BANK
   6,000   7.71%, 5/05/97                             5.47      6,001,504
           Total Bank Obligations
           (amortized cost $31,004,435)                        31,004,435


2



                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD        VALUE
--------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS-2.5%
           FEDERAL FARM CREDIT BANK
$  7,000   5.66%, 8/03/98 FRN                         5.71%  $  6,995,869
           FEDERAL NATIONAL MORTGAGE ASSN.
  10,000   5.74%, 8/25/97 FRN                         5.78      9,998,772
           STUDENT LOAN MARKETING ASSN.
   5,000   5.71%, 1/21/98 FRN                         5.74      4,998,957
           Total U.S. Government and Agency
           Obligations
           (amortized cost $21,993,598)                        21,993,598

           PROMISSORY NOTE-2.3%
           GOLDMAN SACHS GROUP LP
  20,000   5.69%, 10/14/97 FRN                        5.69%
           (cost $20,000,000)                                 $20,000,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost$864,660,988)                       864,660,988
           Other assets less liabilities-0.3%                   2,678,367

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 867,523,159 shares
           outstanding)                                      $867,339,355


See Glossary of Terms on page 13.
See notes to financial statements.


3



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-52.8%
           FEDERAL HOME LOAN BANK-18.9%
$ 20,000   5/01/97                                  5.25%    $ 20,000,000
  19,000   5/01/97                                  5.28       19,000,000
   5,000   6/05/97                                  5.30        4,974,236
   2,000   9/18/97                                  5.37        1,958,233
     695   9/18/97                                  5.60          679,865
   5,000   5.35%, 12/04/97 FRN                      5.44        4,997,556
   3,000   5.87%, 1/30/98                           5.87        3,000,000
   4,060   5.88%, 3/24/98                           6.15        4,048,029
   3,000   6.11%, 4/17/98                           6.15        2,999,174
                                                             -------------
                                                               61,657,093

           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-14.7%
   2,000   5/05/97                                  5.22        1,998,840
   1,130   5/09/97                                  5.25        1,128,682
   5,000   6/03/97                                  5.28        4,975,800
   5,000   6/05/97                                  5.28        4,974,333
   2,080   9/10/97                                  5.37        2,039,045
   3,000   6/24/97                                  5.47        2,975,385
     695   6/19/97                                  5.50          689,797
     800   6/25/97                                  5.50          793,278
   3,000   9/24/97                                  5.50        2,933,083
   6,000   8/04/97                                  5.54        5,912,283
     185   5/12/97                                  5.60          184,683
     590   6/13/97                                  5.60          586,054
   4,000   5.38%, 9/12/97 FRN                       5.45        3,999,405
   2,895   5.39%, 7/17/97                           5.39        2,895,000
   5,000   5.78%, 6/11/97 FRN                       5.83        4,999,728
   5,000   5.94%, 10/15/97 FRN                      5.95        5,000,259
   2,000   6.02%, 4/15/98                           6.15        1,997,807
                                                             -------------
                                                               48,083,462

           STUDENT LOAN MARKETING
           ASSOCIATION-8.2%
  15,765   5/01/97                                  5.28       15,765,000
   4,500   5.68%, 7/12/99 FRN                       6.08        4,463,554
   4,000   5.71%, 1/21/98 FRN                       5.74        3,999,166
   2,500   5.87%, 6/30/97 FRN                       5.86        2,500,236
                                                             -------------
                                                               26,727,956

           FEDERAL FARM CREDIT BANK-6.1%
   1,790   9/15/97                                  5.37        1,753,420
   3,175   7/07/97                                  5.49        3,142,559
   2,500   5.26%, 5/20/97 FRN                       5.38        2,499,848
   5,100   5.60%, 11/03/97                          5.57        5,098,007
   7,500   5.73%, 6/26/97 FRN                       5.78        7,499,448
                                                             -------------
                                                               19,993,282

           FEDERAL HOME LOAN MORTGAGE CORP.-4.9%
   2,000   5/06/97                                  5.22        1,998,550
   2,000   5/07/97                                  5.22        1,998,260
   2,000   5/09/97                                  5.22        1,997,680
   2,000   5/12/97                                  5.22        1,996,810
     447   6/11/97                                  5.60          444,149
     170   7/01/97                                  5.60          168,387
     210   7/15/97                                  5.60          207,550
   4,000   5.72%, 3/17/98                           5.87        3,994,950
   3,000   5.84%, 4/08/98                           6.04        2,994,856
                                                             -------------
                                                               15,801,192

           Total U.S. Government & Agency
           Obligations
           (amortized cost $172,262,985)                      172,262,985

           REPURCHASE AGREEMENTS-46.9%
           CHASE SECURITIES, INC.
   7,000   5.58%, dated 4/08/97, due
           6/11/97 in the amount of
           $7,069,440 (cost $7,000,000;
           collateralized by $8,100,000
           FN 303814, 6.50%, 4/01/16,
           value $7,346,400)
           (amortized cost $7,000,000) (b)          5.58        7,000,000

           CHASE SECURITIES, INC.
   5,000   5.63%, dated 4/01/97, due
           6/30/97 in the amount of
           $5,070,312 (cost $5,000,000;
           collateralized by $5,580,000
           FH 00604, 7.00%, 11/01/26,
           value $5,373,069)
           (amortized cost $5,000,000) (b)          5.63        5,000,000

           FIRST BOSTON CORP.
   7,000   5.50%, dated 4/09/97, due
           5/08/97 in the amount of
           $7,031,014 (cost $7,000,000;
           collateralized by $7,472,000
           FN 313472, 7.00%, 2/01/27,
           value $7,251,245)
           (amortized cost $7,000,000) (b)          5.50        7,000,000


4



                              ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           FIRST BOSTON CORP.
$  7,000   5.52%, dated 4/30/97, due
           5/30/97 in the amount of
           $7,032,200 (cost $7,000,000;
           collateralized by $9,115,000
           FN 302833, 8.00%, 10/01/24,
           value $7,178,590)
           (amortized cost $7,000,000) (b)          5.52%     $ 7,000,000

           GOLDMAN SACHS & CO.
  12,000   5.50%, dated 4/09/97, due
           5/14/97 in the amount of
           $12,064,167 (cost $12,000,000;
           collateralized by $12,992,000
           FN 00618, 7.00%, 11/01/26,
           value $12,456,960)
           (amortized cost $12,000,000) (b)         5.50       12,000,000

           LEHMAN BROTHERS, INC.
   5,000   5.40%, dated 3/19/97, due
           5/21/97 in the amount of
           $5,047,250 (cost $5,000,000;
           collateralized by $6,119,213
           FGG 000474, 9.00%, 4/01/25,
           value $5,196,326)
           (amortized cost $5,000,000) (b)          5.40        5,000,000

           LEHMAN BROTHERS, INC.
   7,000   5.55%, dated 4/09/97, due
           6/09/97 in the amount of
           $7,065,829 (cost $7,000,000;
           collateralized by $9,969,734
           FN 10267, 7.00%, 10/01/09,
           value $7,294,149)
           (amortized cost $7,000,000) (b)          5.55        7,000,000

           MORGAN STANLEY GROUP, INC.
  12,000   5.44%, dated 4/18/97, due
           5/02/97 in the amount of
           $12,025,387 (cost $12,000,000;
           collateralized by $12,976,000
           GN 780452, 7.00%, 10/15/26,
           value $12,425,262)
           (amortized cost $12,000,000) (b)         5.44       12,000,000

           NIKKO SECURITIES CO.
   5,000   5.48%, dated 4/16/97, due
           5/13/97 in the amount of
           $5,020,550 (cost $5,000,000;
           collateralized by $5,406,000
           FN 377155, 7.00%, 4/01/27,
           value $5,267,546)
           (amortized cost $5,000,000) (b)          5.48        5,000,000

           NIKKO SECURITIES CO.
   9,000   5.57%, dated 4/30/97, due
           7/02/97 in the amount of
           $9,087,727 (cost $9,000,000;
           collateralized by $9,652,000
           FN 250911, 7.00%, 5/01/27,
           value $9,374,639)
           (amortized cost $9,000,000) (b)          5.57        9,000,000

           PAINE WEBBER, INC.
   7,000   5.50%, dated 4/30/97, due
           5/12/97 in the amount of
           $7,012,833 (cost $7,000,000;
           collateralized by $7,279,000
           FN 250888, 7.00%, 4/01/12,
           value $7,204,383)
           (amortized cost $7,000,000) (b)          5.50        7,000,000

           PAINE WEBBER, INC.
   7,000   5.50%, dated 4/30/97, due
           5/16/97 in the amount of
           $7,017,111 (cost $7,000,000;
           collateralized by $7,694,000
           FN 313040, 7.00%, 8/01/11,
           value $7,203,855)
           (amortized cost $7,000,000) (b)          5.50        7,000,000

           PRUDENTIAL SECURITIES, INC.
   7,000   5.46%, dated 4/23/97, due
           5/15/97 in the amount of
           $7,023,357 (cost $7,000,000;
           collateralized by $11,330,000
           FN 100042, 11.00%, 10/15/20,
           value $7,097,833, and $125,000
           FN 283820, 6.00%, 5/01/01,
           value $102,769)
           (amortized cost $7,000,000) (b)          5.46        7,000,000


5



PORTFOLIO OF INVESTMENTS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           PRUDENTIAL SECURITIES, INC.
$  6,000   5.47%, dated 4/16/97, due
           5/07/97 in the amount of
           $6,019,145 (cost $6,000,000;
           collateralized by $7,225,000
           GN 780197, 7.00%, 7/15/25,
           value $6,232,164)
           (amortized cost $6,000,000) (b)          5.47%    $  6,000,000

           SBC WARBURG, LTD.
   6,000   5.45%, dated 4/21/97, due
           5/05/97 in the amount of
           $6,012,717 (cost $6,000,000;
           collateralized by $8,552,000
           FN 313311, 6.246%, 12/01/26,
           value $6,161,719)
           (amortized cost $6,000,000) (b)          5.45        6,000,000

           SBC WARBURG, LTD.
   6,000   5.53%, dated 4/17/97, due
           6/18/97 in the amount of
           $6,057,143 (cost $6,000,000;
           collateralized by $7,594,000
           FN 50993, 7.00%, 2/01/24,
           value $6,167,556)
           (amortized cost $6,000,000) (b)          5.53        6,000,000

           SMITH BARNEY, INC.
  12,000   5.50%, dated 4/09/97, due
           5/13/97 in the amount of
           $12,062,333 (cost $12,000,000;
           collateralized by $12,899,893
           FN 00567, 9.50%, 4/01/25,
           value $12,393,073)
           (amortized cost $12,000,000) (b)         5.50       12,000,000

           STATE STREET BANK AND TRUST CO.
  10,200   5.27%, dated 4/30/97, due
           5/01/97 in the amount of
           $10,201,493 (cost $10,200,000;
           collateralized by $8,730,000
           US T-Note, 8.875%, 8/15/20,
           value $10,469,828)
           (amortized cost $10,200,000)             5.27       10,200,000

           UBS SECURITIES, INC.
   3,000   5.53%, dated 4/08/97, due
           5/07/97 in the amount of
           $3,013,364 (cost $3,000,000;
           collateralized by $3,231,000
           FN 361936, 7.50%, 9/01/26,
           value $3,191,616)
           (amortized cost $3,000,000) (b)          5.53        3,000,000

           UBS SECURITIES, INC.
   4,000   5.55%, dated 4/30/97, due
           5/01/97 in the amount of
           $4,000,617 (cost $4,000,000;
           collateralized by $4,277,000
           FHG 00647, 7.00%, 1/01/27,
           value $4,079,275)
           (amortized cost $4,000,000)              5.55        4,000,000

           UBS SECURITIES, INC.
   5,000   5.62%, dated 4/29/97, due
           7/30/97 in the amount of
           $5,071,811 (cost $5,000,000;
           collateralized by $5,242,000
           FN 361936, 7.50%, 9/01/26,
           value $5,182,968)
           (amortized cost $5,000,000) (b)          5.62        5,000,000

           UBS SECURITIES, INC.
   4,000   5.65%, dated 4/17/97, due
           7/16/97 in the amount of
           $4,056,500 (cost $4,000,000;
           collateralized by $4,304,000
           FHG 00647, 7.00%, 1/01/27,
           value $4,145,207)
           (amortized cost $4,000,000) (b)          5.65        4,000,000
           Total Repurchase Agreements
           (amortized cost $153,200,000)                      153,200,000

           TOTAL INVESTMENTS-99.7%
           (amortized cost $325,462,985)                      325,462,985
           Other assets less liabilities-0.3%                   1,056,723

           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 326,651,057
           shares outstanding)                               $326,519,708


See Glossary of Terms on page 13.
See notes to financial statements.


6



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                  ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           MUNICIPAL BONDS-65.3%
           ALABAMA-2.8%
           ARAB IDB
           (SCI Manufacturing Inc.)
           Series '89 VRDN (c)
$    150   8/01/00                                  4.70%    $    150,000
           HUNTSVILLE IDA
           (Seiki USA Project)
           Series '88 AMT
           VRDN (c)
   5,000   9/01/98                                  4.88        5,000,000
                                                             -------------
                                                                5,150,000

           ALASKA-1.1%
           ALASKA IDR
           (American President Lines) Series '91
           VRDN (c)
   1,945   11/01/09                                 4.30        1,945,000

           ARIZONA-0.2%
           CHANDLER IDA
           (Parsons Municipal Services Inc.)
           Series '83
           VRDN (c)
     400   12/15/09                                 3.75          400,000

           CALIFORNIA-9.2%
           ALAMEDA COUNTY TRAN
           BOARD OF EDUCATION
           Series '96
   3,640   7/01/97                                  4.03        3,642,721
           CALIFORNIA COMMUNITY
           COLLEGE TRAN FSA
           Series A
   2,500   7/02/97                                  3.90        2,502,996
           CALIFORNIA HIGHER EDUCATION
           STUDENT LOAN REV.
           Series D-2 Putable
   5,000   7/01/97                                  3.95        5,000,000
           LOS ANGELES COUNTY TRAN
           LOCAL FSA EDUCATIONAL AGENCY
   1,600   6/30/97                                  4.05        1,601,758
           SOUTH COAST TRAN
           LOCAL AGENCY POOLED
           Loan Series '96A
   4,000   6/30/97                                  4.07        4,004,291
                                                             -------------
                                                               16,751,766

           CONNECTICUT-1.5%
           CONNECTICUT DEV. AUTH. PCR
           (Connecticut Light & Power Co. Project)
           Series '93A VRDN (c)
   2,800   9/01/28                                  4.50        2,800,000

           DELAWARE-1.4%
           DELAWARE ECON. DEV. AUTH.
           (Delmarva Power & Light) Series '93C
           VRDN (c)
   2,500   10/01/28                                 4.55        2,500,000

           DISTRICT OF COLUMBIA-2.7%
           DISTRICT OF COLUMBIA GO
           Series B-1 AMBAC
   1,030   6/01/97                                  3.75        1,030,378
           DISTRICT OF COLUMBIA HFA MFHR
           (McLean Apts.)
           Series '85A VRDN (c)
   2,000   12/01/05                                 4.70        2,000,000
           DISTRICT OF COLUMBIA SFHR
           Series C Putable AMT
   2,000   12/01/97                                 3.90        2,000,000
                                                             -------------
                                                                5,030,378

           GEORGIA-2.7%
           CARTERSVILLE ECON. DEV.
           (Sekisui Jushi America)
           Series '92 VRDN (c)
     300   6/01/12                                  4.40          300,000
           COLLEGE PARK IDR
           (Wynefield 1 Project)
           AMT VRDN (c)
   1,700   12/01/16                                 3.85        1,700,000
           JACKSON COUNTY IDA
           (Mitsubishi Consumer Electronic)
           VRDN (c)
   3,000   12/01/15                                 5.00        3,000,000
                                                             -------------
                                                                5,000,000


7



PORTFOLIO OF INVESTMENTS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           ILLINOIS-12.3%
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.) Series '88
           VRDN (c)
$ 16,300   7/01/18                                  4.75%    $ 16,300,000
           ILLINOIS DEV. FINANCE AUTH.
           (Akin Seed Project)
           AMT VRDN (c)
   1,000   11/01/04                                 4.95        1,000,000
           ILLINOIS DEV. FINANCE AUTH.
           (U.G.N. Inc. Project)
           Series '86 AMT
           VRDN (c)
   3,500   9/15/11                                  4.40        3,500,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN (c)
     550   2/01/01                                  4.75          550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT
           VRDN (c)
   1,100   5/01/99                                  4.53        1,100,000
                                                             -------------
                                                               22,450,000

           INDIANA-1.4%
           PORTAGE ECON. DEV. MFHR
           (Pedcor Inv. Apts. Project)
           Series '95A
           AMT VRDN (c)
     600   8/01/30                                  4.70          600,000
           SEYMOUR ECON. DEV.
           (Kobelco Metal Powder Co. Project)
           Series '87 AMT
           VRDN (c)
   2,000   12/01/97                                 4.40        2,000,000
                                                             -------------
                                                                2,600,000

           KANSAS-1.9%
           WICHITA COUNTY
           (CSJ Health Systems Project)
           Series XXV '85
           VRDN (c)
   3,400   10/01/11                                 4.70        3,400,000

           KENTUCKY-0.2%
           BOONE COUNTY
           (Cincinnati Gas & Elec. Co.)
           Series '85A
           VRDN (c)
     295   8/01/13                                  3.65          295,000
           MAINE-1.1%
           MAINE FINANCE AUTH.
           (Barber Foods Inc.)
           Series '90B AMT
           VRDN (c)
   2,050   12/01/06                                 4.80        2,050,000

           MICHIGAN-0.4%
           MICHIGAN HDA MFHR
           (Woodland Meadows Apts.)
           AMT VRDN (c)
     400   3/01/13                                  4.60          400,000
           MICHIGAN JOB DEV. AUTH.
           (Kentwood Residence Assoc.)
           Series '84
           VRDN (c)
     300   11/01/14                                 3.60          300,000
                                                             -------------
                                                                  700,000

           MINNESOTA-0.3%
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN (c)
     465   2/01/01                                  4.75          465,000

           MISSOURI-0.4%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN (c)
     540   2/01/01                                  4.75          540,000
           MISSOURI ECON. DEV. AUTH.
           (Plastic Enterprises)
           Series '90A AMT
           VRDN (c)
     135   9/01/05                                  4.75          135,000
                                                             -------------
                                                                  675,000

           NEW HAMPSHIRE-0.4%
           NEW HAMPSHIRE MUNI. BOND BANK
           Series D FSA
     760   1/15/98                                  4.04          767,090


8



                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           NEW JERSEY-2.7%
           JERSEY CITY BAN
$  3,500   9/26/97                                  4.05%    $  3,506,134
           PLEASANTVILLE SCHOOL
           DISTRICT TEMPORARY NOTES
   1,500   8/28/97                                  4.00        1,501,170
                                                             -------------
                                                                5,007,304

           NORTH CAROLINA-0.8%
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project)
           AMT VRDN (c)
   1,500   7/01/22                                  4.75        1,500,000

           OREGON-1.3%
           OREGON ECON. DEV.
           (Kyotaru Oregon Project) Series '89
           AMT VRDN (c)
   2,400   12/01/99                                 4.88        2,400,000

           PENNSYLVANIA-2.1%
           EMMAUS GENERAL AUTH. REV.
           Series '89F-06
           VRDN (c)
   1,200   3/01/24                                  4.60        1,200,000
           MONTGOMERY COUNTY IDA
           (Kinder Care Project)
           Series D VRDN (c)
     400   10/01/00                                 4.75          400,000
           PHILADELPHIA GO TRAN
           Series '96A
   2,000   6/30/97                                  3.95        2,001,737
           VENAGO IDR
           (Penzoil Co. Project) Series '82A
           VRDN (c)
     285   12/01/12                                 4.50          285,000
                                                             -------------
                                                                3,886,737

           SOUTH DAKOTA-1.1%
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series F
   1,000   5/01/97                                  3.78        1,000,000
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series G
   1,000   5/01/97                                  3.90        1,000,000
                                                             -------------
                                                                2,000,000

           TENNESSEE-3.8%
           DICKSON COUNTY IDA
           (Tennessee Bun Co. Project)
           Series '96
           AMT VRDN (c)
   2,000   7/01/06                                  4.75        2,000,000
           TENNESSEE HDA SFMR
           (Homeownership Program) Series
           '96-5 AMT
   5,000   8/21/97                                  4.00        5,000,397
                                                             -------------
                                                                7,000,397

           TEXAS-3.1%
           GREATER EAST TEXAS HIGHER EDUCATION
           STUDENT LOAN REV.
           Series '95A Putable AMT
   1,000   5/01/98                                  4.10        1,000,000
           TEXAS GO TRAN
           Series '96
   4,050   8/29/97                                  4.00        4,059,557
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series A VRDN (c)
     150   11/01/05                                 3.75          150,000
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series B VRDN (c)
     450   11/01/05                                 3.75          450,000
                                                             -------------
                                                                5,659,557

           UTAH-4.7%
           PROVO CITY HFA MFHR
           (Branbury Project)
           Series A VRDN (c)
   3,000   12/15/10                                 4.80        3,000,000


9



PORTFOLIO OF INVESTMENTS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           UTAH HFA SFMR
           (Home Mortgage Rev.) Series '96-2
           VRDN (c)
$  3,500   7/01/16                                  4.60%    $  3,500,000
           UTAH STUDENT LOAN REV.
           Series O AMBAC
   2,000   5/01/98                                  3.95        2,014,506
                                                             -------------
                                                                8,514,506

           VERMONT-0.3%
           SWANTON VILLAGE ELECTRIC SYSTEM REV.
           MBIA
     185   12/01/97                                 4.10          187,953
           VERMONT STUDENT LOAN REV.
           Series '85 VRDN (c)
     430   1/01/04                                  3.65          430,000
                                                             -------------
                                                                  617,953

           VIRGINIA-4.1%
           CHESTERFIELD COUNTY IDR
           (Phillip Morris Co.) VRDN (c)
   7,500   4/01/09                                  4.75        7,500,000

           WASHINGTON-0.3%
           WASHINGTON STUDENT LOAN FINANCE
           (Third Program) Series B AMT
           VRDN (c)
     500   12/01/02                                 4.70          500,000

           WISCONSIN-1.0%
           WAUSAU PCR
           (Minnesota Mining & Manufacturing)
           VRDN (c)
   1,600   8/01/17                                  4.86        1,600,000
     300   12/01/01                                 4.86          300,000
                                                             -------------
                                                                1,900,000

           Total Municipal Bonds
           (amortized cost $119,465,688)                      119,465,688

           COMMERCIAL PAPER-11.8%
           ARIZONA-1.5%
           MARICOPA COUNTY PCR
           (So. California Edison Project)
           Series F
   2,700   5/01/97                                  3.50        2,700,000

           FLORIDA-1.2%
           SUNSHINE STATE GOVERNMENT
           FINANCE AGENCY
           (Comm. Rev. Bonds) Series '86
   2,200   8/22/97                                  3.80        2,200,000

           ILLINOIS-1.1%
           ILLINOIS EDUCATIONAL FACILITIES AUTH.
           (Pooled Financing Program)
   2,000   8/20/97                                  3.80        2,000,000

           INDIANA-0.6%
           MOUNT VERNON PCR
           (General Electric Co. Project)
           Series '89A
   1,100   8/20/97                                  3.80        1,100,000

           KANSAS-0.5%
           BURLINGTON PCR
           (Kansas City Power & Light Co.)
           Series '87A
   1,000   8/14/97                                  3.80        1,000,000

           MICHIGAN-4.4%
           DELTA COUNTY ECON. DEV. AUTH.
           (Mead Paper Corp.) Series A
   1,500   7/22/97                                  3.80        1,500,000
           DELTA COUNTY ECON. DEV. AUTH.
           (Mead Paper Corp.) Series B
   4,040   7/22/97                                  3.80        4,040,000
           MICHIGAN BUILDING AUTH.
   2,500   5/01/97                                  3.50        2,500,000
                                                             -------------
                                                                8,040,000


10



                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                               YIELD          VALUE
--------------------------------------------------------------------------
           NORTH CAROLINA-0.8%
           NORTH CAROLINA MUNICIPAL POWER AGENCY
           (Catawba Project #1)
$  1,500   8/21/97                                  3.80%    $  1,500,000

           TEXAS-1.1%
           DALLAS AREA RAPID TRANSIT
           Sales Series A
   2,000   8/20/97                                  3.80        2,000,000

           WYOMING-0.6%
           LINCOLN COUNTY PCR
           (PacifiCorp Project)
           Series '91
   1,100   8/14/97                                  3.80        1,100,000
           Total Commercial Paper
           (amortized cost $21,639,649)                        21,640,000

           TOTAL INVESTMENTS-77.1%
           (amortized cost $141,105,337)                     $141,105,688
           Other assets less liabilities-22.9%                 41,959,257

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 183,148,257 shares
           outstanding)                                      $183,064,945


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 13.
     See notes to financial statements.


11



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997                     ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           COMMERCIAL PAPER-52.2%
           AGA CAPITAL, INC.
$  4,000   5/20/97 (a)                              5.55%    $  3,988,283
           ALLIANZ OF AMERICA FINANCE CORP.
   2,000   7/10/97 (a)                              5.65        1,978,028
   1,000   7/21/97 (a)                              5.67          987,242
           ASSOCIATES CORP. OF NORTH AMERICA
   8,000   6/27/97                                  5.72        7,927,547
           BANCA CRT FINANCIAL CORP.
   4,000   5/22/97                                  5.53        3,987,097
           BIL NORTH AMERICA, INC.
   5,000   8/18/97                                  5.29        4,919,915
   3,000   5/16/97                                  5.52        2,993,100
           CAISSE CENTRALE JARDINS DU QUEBEC
   7,379   5/08/97                                  5.50        7,371,109
           CHIAO TUNG BANK CO., LTD.
   2,000   8/26/97                                  5.33        1,965,355
           CREGEM NORTH AMERICA, INC.
   7,000   6/26/97                                  5.29        6,942,398
   3,000   6/18/97                                  5.33        2,978,680
           CS FIRST BOSTON, INC.
   3,000   8/19/97                                  5.40        2,950,500
   1,000   7/01/97                                  5.62          990,477
   1,000   10/08/97                                 5.70          974,667
           EMBARCADERO CENTER VENTURE (FOUR)
   3,000   6/04/97                                  5.72        2,983,793
           GLENCORE FINANCE LTD.
   1,000   8/25/97                                  5.43          982,503
           IMI FUNDING CORP. (USA)
   5,000   5/22/97                                  5.52        4,983,900
           INDUSTRIAL BANK OF KOREA
   2,000   6/23/97                                  5.62        1,983,452
   6,000   7/17/97                                  5.70        5,926,850
           KOREAN DEVELOPMENT BANK
   2,000   5/27/97                                  5.60        1,991,911
           MERRILL LYNCH & CO., INC.
   1,000   1/14/98                                  5.85          958,075
           MITSUBISHI MOTORS CREDIT
   7,000   5/23/97                                  5.58        6,976,130
           PHH CORP.
   4,000   5/21/97                                  5.52        3,987,733
           UNI FUNDING, INC.
   2,000   6/30/97                                  5.62        1,981,267
           VENANTIUS AB
   8,000   5/07/97                                  5.50        7,992,667
           Total Commercial Paper
           (amortized cost $91,702,679)                        91,702,679

           U.S. GOVERNMENT & AGENCY
           OBLIGATIONS-32.6%
           FEDERAL FARM CREDIT BANK
   2,500   5.26%, 5/20/97 FRN                       5.38        2,499,848
   7,500   5.73%, 6/26/97 FRN                       5.78        7,499,448
           FEDERAL HOME LOAN BANK
   5,000   5.35%, 12/04/97 FRN                      5.44        4,997,556
   3,000   5.87%, 1/30/98                           5.87        3,000,000
           FEDERAL NATIONAL MORTGAGE ASSN.
   2,000   5.39%, 7/17/97                           5.39        2,000,000
   5,000   5.78%, 6/11/97 FRN                       5.83        4,999,728
   5,000   5.94%, 10/15/97 FRN                      5.93        5,000,259
           STUDENT LOAN MARKETING ASSN.
   2,500   5.55%, 9/03/97 FRN                       5.61        2,499,504
  22,300   5.71%, 11/20/97 FRN                      5.65       22,307,219
   2,500   5.87%, 6/30/97 FRN                       5.86        2,500,236
           Total U.S. Government & Agency
           Obligations
           (amortized cost $57,303,798)                        57,303,798

           CORPORATE OBLIGATIONS-8.6%
           ABBEY NATIONAL TREASURY SERVICES
   3,000   5.56%, 5/16/97 FRN                       5.62        2,999,927
           GENERAL ELECTRIC CAPITAL CORP.
   2,000   5.75%, 1/05/98 FRN                       5.75        2,000,000
           MERRILL LYNCH & CO.
   2,000   5.66%, 3/16/98                           5.73        1,999,833


12



                                   ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                YIELD          VALUE
--------------------------------------------------------------------------
           SALTS II CAYMAN ISLANDS CORP. (A)
$  8,000   5.61%, 6/19/97                           5.61%    $  8,000,000
           Total Corporate Obligations
           (amortized cost $14,999,760)                        14,999,760

           CERTIFICATES OF DEPOSIT-3.4%
           BANK OF TOKYO
   1,000   5.80%, 7/08/97                           5.80        1,000,000
           CARIPLO FINANCE, INC.
   1,000   5.75%, 7/17/97                           5.74        1,000,021
           DAI ICHI KANGYO BANK LTD.
   3,000   5.53%, 5/14/97                           5.53        2,999,983
           HESSISCHE LANDESBANK
   1,000   6.13%, 4/07/98                           6.25          998,931
           Total Certificates of Deposit
           (amortized cost $5,998,935)                          5,998,935

           PROMISSORY NOTE-2.3%
           GOLDMAN SACHS GROUP L.P.
   4,000   5.69%, 10/14/97 FRN
           (cost $4,000,000)                        5.69        4,000,000

           TIME DEPOSIT-1.0%
           REPUBLIC NATIONAL BANK
   1,800   5.63%, 5/01/97
           (cost $1,800,000)                        5.63        1,800,000

           TOTAL INVESTMENTS-100.1%
           (amortized cost $175,805,172)                      175,805,172
           Other assets less liabilities-(0.1%)                  (124,009)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           175,738,130 shares outstanding)                   $175,681,163


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amounted to $82,892,585, representing 9.6% of net assets on the Prime Portfolio, and $14,953,553, representing 8.5% of net assets on Trust Portfolio.

(b)  Repurchase agreements which are terminable within 7 days.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FRN    Floating Rate Note
     FSA    Financial Security Assurance, Inc.
     GO     General Obligation
     HDA    Housing Development Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDB    Industrial Development Board
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     SFHR   Single Family Housing Revenue
     SFMR   Single Family Mortgage Revenue
     TRAN   Tax & Revenue Anticipation Note

     See notes to financial statements.


13



STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                            PRIME        GOVERNMENT     TAX-FREE         TRUST
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                        -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at
    value (cost $864,660,988,
    $325,462,985, $141,105,337,
    $175,805,172, respectively)         $864,660,988   $325,462,985   $141,105,688   $175,805,172
  Cash                                            -0-            -0-     2,285,418         89,537
  Interest receivable                      2,868,492      1,108,688      1,550,683        854,771
  Receivable for investments sold                 -0-            -0-    39,354,888             -0-
  Receivable for fund shares sold                 -0-            -0-            -0-           248
  Receivable due from Adviser                     -0-        14,210             -0-            -0-
  Total assets                           867,529,480    326,585,883    184,296,677    176,749,728

LIABILITIES
  Due to custodian                             3,690         11,150             -0-            -0-
  Payable for fund shares repurchased          3,568             -0-            -0-           317
  Advisory fee payable                           782             -0-         3,127         62,397
  Payable for investments purchased               -0-            -0-     1,188,463        958,075
  Accrued expenses                           182,085         55,025         40,142         47,776
  Total liabilities                          190,125         66,175      1,231,732      1,068,565

NET ASSETS                              $867,339,355   $326,519,708   $183,064,945   $175,681,163

COMPOSITION OF NET ASSETS
  Capital shares                        $867,523,159   $326,651,057   $183,148,257   $175,738,130
  Accumulated net realized loss on
    investments                             (183,804)      (131,349)       (83,663)       (56,967)
  Net unrealized appreciation of
    investments                                   -0-            -0-           351             -0-
                                        $867,339,355   $326,519,708   $183,064,945   $175,681,163


See notes to financial statements.


14



STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1997                            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

<CAPTION
                                             PRIME       GOVERNMENT      TAX-FREE         TRUST
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Interest                               $41,610,016    $10,564,511    $ 7,490,721    $10,692,908

EXPENSES
  Advisory fee (Note B)                    1,509,130        389,803        409,348        886,804
  Registration                               425,097        154,933        106,408        101,201
  Custodian                                  154,937         77,854         93,135         73,744
  Audit and legal                             33,353         15,798         19,037         14,988
  Transfer agency                             24,226         23,771         20,534         22,867
  Printing                                     5,788          4,056          3,634          8,703
  Directors' fees                              5,525          5,525          5,525          5,525
  Amortization of organization
    expenses                                      -0-         2,076          2,076             -0-
  Miscellaneous                               12,866          5,884          7,527          9,765
  Total expenses                           2,170,922        679,700        667,224      1,123,597
  Less: expense reimbursement               (661,792)      (289,896)      (257,876)      (144,572)
  Net expenses                             1,509,130        389,804        409,348        979,025
  Net investment income                   40,100,886     10,174,707      7,081,373      9,713,883

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on
    investment transactions                    1,928         (2,140)           (90)        (4,087)
  Net change in unrealized
    appreciation of investments                   -0-            -0-           229             -0-
  Net gain (loss) on investments               1,928         (2,140)           139         (4,087)

NET INCREASE IN NET ASSETS FROM
OPERATIONS                               $40,102,814    $10,172,567     $7,081,512     $9,709,796


See notes to financial statements.


15



STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                                  PRIME PORTFOLIO          GOVERNMENT PORTFOLIO
                                                         ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,1997  APRIL 30,1996  APRIL 30,1997  APRIL 30,1996
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $ 40,100,886   $ 18,016,970   $ 10,174,707   $  8,116,764
  Net realized gain (loss) on investment transactions           1,928        (67,682)        (2,140)       (44,374)
  Net change in unrealized appreciation of investments             -0-            -0-            -0-            -0-
  Net increase in net assets from operations               40,102,814     17,949,288     10,172,567      8,072,390

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                   (40,100,886)   (18,016,970)   (10,174,707)    (8,116,764)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                 374,018,204    295,597,513    175,705,670     46,450,680
  Total increase (decrease)                               374,020,132    295,529,831    175,703,530     46,406,306

NET ASSETS
  Beginning of year                                       493,319,223    197,789,392    150,816,178    104,409,872
  End of year                                            $867,339,355   $493,319,223   $326,519,708   $150,816,178


See notes to financial statements.


16



                                                    ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                               TAX-FREE PORTFOLIO               TRUST PORTFOLIO
                                                         ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,1997  APRIL 30,1996  APRIL 30,1997  APRIL 30,1996
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                  $  7,081,373   $  3,429,135   $  9,713,883   $  8,045,961
  Net realized gain (loss) on investment transactions             (90)       (66,276)        (4,087)       (32,758)
  Net change in unrealized appreciation of investments            229            (44)            -0-            -0-
  Net increase in net assets from operations                7,081,512      3,362,815      9,709,796      8,013,203

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                    (7,081,373)    (3,429,135)    (9,713,883)    (8,045,961)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                                    (546,863)   148,180,832      5,619,828     60,921,819
  Total increase (decrease)                                  (546,724)   148,114,512      5,615,741     60,889,061

NET ASSETS
  Beginning of year                                       183,611,669     35,497,157    170,065,422    109,176,361
  End of year                                             183,064,945   $183,611,669   $175,681,163   $170,065,422


17



NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. ORGANIZATION EXPENSES
The organization expenses of the Fund were being amortized against income on a straight-line basis through August 1996 on the Government and Tax-Free Portfolios.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .20 of 1% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45 of 1% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20 of 1% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1996 to April 6, 1997 for expenses exceeding .50 of 1% of its average daily net assets and from April 7, 1997 to April 30, 1997 for expenses exceeding .45 of 1% of its average daily net assets. For the year ended April 30, 1997, reimbursement was $661,792, $289,896, $257,876 and $144,572 for the Prime, Government,
Tax-Free and Trust Portfolios, respectively. The Prime, Government, Tax-Free and Trust Portfolios compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the year ended April 30, 1997, was approximately $18,000 per Portfolio.


18



                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE C: INVESTMENT TRANSACTIONS
At April 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future capital gains at April 30, 1997 of $183,804, of which $2,984 expires in 2000, $6,777 in 2001, $29,045 in 2002,
$77,316 in 2003 and $67,682 in the year 2004; the Government Portfolio had a capital loss carryforward of $131,349, of which $1,340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $44,374 in 2004 and $2,140 in the
year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,663, of which $87 expires in 2000, $6,191 in 2002, $11,019 in 2003 and $66,276 in
2004 and $90 in the year 2005; and the Trust Portfolio had a capital loss carryforward of $56,967, of which $3,347 expires in 2002, $16,775 in 2003, $32,758 in 2004 and $4,087 in the year 2005.

NOTE D: CAPITAL STOCK
There are 1,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1997, capital paid-in aggregated $867,523,159 on Prime Portfolio, $326,651,057 on Government Portfolio, $183,148,257 on Tax-Free Portfolio, and $175,738,130 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
PRIME PORTFOLIO
Shares sold                                   12,695,838,675     4,839,076,341
Shares issued on reinvestments of dividends       40,100,886        18,016,970
Shares redeemed                              (12,361,921,357)   (4,561,495,798)
Net increase                                     374,018,204       295,597,513


                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
GOVERNMENT PORTFOLIO
Shares sold                                    1,074,902,562     1,212,530,228
Shares issued on reinvestments of dividends       10,174,707         8,116,764
Shares redeemed                                 (909,371,599)   (1,174,196,312)
Net increase                                     175,705,670        46,450,680


                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
TAX-FREE PORTFOLIO
Shares sold                                    1,486,189,526     1,044,165,922
Shares issued on reinvestments of dividends        7,081,373         3,429,135
Shares redeemed                               (1,493,817,762)     (899,414,225)
Net increase (decrease)                             (546,863)      148,180,832


19



NOTES TO FINANCIAL STATEMENTS (CONTINUED)            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                YEAR ENDED         YEAR ENDED
                                              APRIL 30, 1997     APRIL 30, 1996
                                             ----------------   ---------------
TRUST PORTFOLIO
Shares sold                                    1,074,544,780       989,948,926
Shares issued on reinvestments of dividends        9,713,883         8,045,961
Shares redeemed                               (1,078,638,835)     (937,073,068)
Net increase                                       5,619,828        60,921,819


20



FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                 PRIME PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0530     .0560     .0502     .0325     .0353

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0530)   (.0560)   (.0502)   (.0325)   (.0353)
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                             5.44%     5.76%     5.15%     3.30%     3.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $867.3    $493.3    $197.8    $108.1     $64.3
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .29%      .32%      .36%      .42%      .54%
  Net investment income (b)                       5.31%     5.54%     5.24%     3.25%     3.42%


                                                               GOVERNMENT PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0519     .0552     .0493     .0315     .0339

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0519)   (.0552)   (.0493)   (.0315)   (.0339)
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 5.33%     5.67%     5.06%     3.20%     3.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $326.5    $150.8    $104.4     $76.6     $73.2
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .35%      .36%      .38%      .36%      .49%
  Net investment income (b)                       5.22%     5.50%     4.94%     3.15%     3.30%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends at net asset value during the year and redemption on the last day of the year.

(b)  Net of expenses reimbursed or waived by the Adviser.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                TAX-FREE PORTFOLIO
                                               ------------------------------------------------
                                                               YEAR ENDED APRIL 30,
                                               ------------------------------------------------
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  --------
Net asset value, beginning of year             $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0347     .0372     .0326     .0240     .0287
Net unrealized loss on investments                  -0-       -0-  (0.0048)       -0-       -0-
Net increase in net asset value from
  operations                                     .0347     .0372     .0278     .0240     .0287

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0347)   (.0372)   (.0326)   (.0240)   (.0287)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                  -0-       -0-   0.0048        -0-       -0-
Net asset value, end of year                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 3.53%     3.79%     3.31%(b)  2.43%     2.92%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $183.1    $183.6     $35.5     $35.6     $40.9
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .20%      .20%      .20%      .20%      .18%
  Expenses, before waivers and reimbursements      .33%      .48%      .76%      .69%      .95%
  Net investment income (c)                       3.46%     3.73%     3.31%     2.40%     2.73%


                                                                 TRUST PORTFOLIO
                                               ---------------------------------------------------
                                                                                      NOVEMBER 16,
                                                                                         1992 (D)
                                                       YEAR ENDED APRIL 30,              THROUGH
                                               --------------------------------------   APRIL 30,
                                                  1997      1996      1995      1994      1993
                                               --------  --------  --------  --------  -----------
Net asset value, beginning of period           $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0492     .0527     .0479     .0309     .0144

LESS: DISTRIBUTIONS
Dividends from net investment income            (.0492)   (.0527)   (.0479)   (.0309)   (.0144)
Net asset value, end of period                 $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                                 5.04%     5.41%     4.91%     3.14%     3.21%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $175.7    $170.1    $109.2     $36.8      $5.3
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements      .50%      .50%      .49%      .14%       -0-
  Expenses, before waivers and reimbursements      .57%      .60%      .75%     1.23%      .45%(e)
  Net investment income (c)                       4.93%     5.28%     5.31%     3.15%     3.17%(e)


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.

(b) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d)  Commencement of operations.

(e)  Annualized.


22



INDEPENDENT AUDITOR'S REPORT                         ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ACM INSTITUTIONAL RESERVES, INC.
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian. An audit also includes assessing the account ing principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1997, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
May 30, 1997


23



                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

ACM INSTITUTIONAL RESERVES
ACM Institutional Reserves
1345 Avenue of the Americas
New York, New York 10105
Toll-free 1 (800) 237-5822

YIELDS. For current recorded yield information on the Fund, call on a touch-tone telephone toll-free 1 (800) 251-0539 and press the following sequence of keys: 1 * 16 # for the Prime Portfolio, 1 * 27 # for the Government Portfolio, 1 * 38 # for the Tax-Free Portfolio and 1 * 0 # for the Trust Portfolio.

FOR NON-TOUCH-TONE TELEPHONES, CALL TOLL-FREE 1 (800) 221-9513



BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK
DAVID H. DIEVLER
JOHN H. DOBKIN
WILLIAM H. FOULK, JR.
JAMES M. HESTER
CLIFFORD L. MICHEL
DONALD J. ROBINSON

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


24